Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,455,993	$ 1,114,037
Allowance for expected credit losses	(394,045)	(308,071)	$ (308,071)	$ (326,813)
Accounts receivable, net	$ 1,061,948	$ 805,966